Investment properties (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Investment properties (Textual)
Investment property book value	$ 10,852	$ 41,193
Total Agricultural Business [Member]
Investment properties (Textual)
Agricultural land	$ 1,842	$ 1,216
Operation Center In Israel [Member] | Bottom Of Range [Member]
Investment properties (Textual)
Annual weighted average discount rate	7.00%
Operation Center In Israel [Member] | Bottom Of Range [Member] | Buildings And Facilities [Member]
Investment properties (Textual)
Annual weighted average discount rate	7.75%
Operation Center In Israel [Member] | Top Of Range [Member]
Investment properties (Textual)
Annual weighted average discount rate	9.00%
Operation Center In Israel [Member] | Top Of Range [Member] | Buildings And Facilities [Member]
Investment properties (Textual)
Annual weighted average discount rate	9.00%